SHAREHOLDERS' EQUITY (Summary of Stock Options Outstanding by Exercise Price Range) (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Outstanding
Number of options | shares	1,013,148
Exercisable
Number of options | shares	580,777
$15.12-19.75 [Member]
Outstanding
Ranges of exercise price, Lower limit	$ 15.12
Ranges of exercise price, Upper limit	$ 19.75
Number of options | shares	511,755
Weighted average remaining contractual life (years)	2 years 9 months 21 days
Weighted average exercise price	$ 17.29
Exercisable
Number of options | shares	281,218
Weighted average exercise price	$ 17.42
$22.5-24.4 [Member]
Outstanding
Ranges of exercise price, Lower limit	22.5
Ranges of exercise price, Upper limit	$ 24.4
Number of options | shares	302,271
Weighted average remaining contractual life (years)	3 years 6 months 10 days
Weighted average exercise price	$ 22.99
Exercisable
Number of options | shares	102,271
Weighted average exercise price	$ 22.61
$27.71-29.1 [Member]
Outstanding
Ranges of exercise price, Lower limit	27.71
Ranges of exercise price, Upper limit	$ 29.1
Number of options | shares	74,000
Weighted average remaining contractual life (years)	1 year 3 months 10 days
Weighted average exercise price	$ 28.89
Exercisable
Number of options | shares	74,000
Weighted average exercise price	$ 28.89
$32.71-35.43 [Member]
Outstanding
Ranges of exercise price, Lower limit	32.71
Ranges of exercise price, Upper limit	$ 35.43
Number of options | shares	125,122
Weighted average remaining contractual life (years)	1 year 1 month 2 days
Weighted average exercise price	$ 33.16
Exercisable
Number of options | shares	123,288
Weighted average exercise price	$ 33.15